Employee benefits (Details 3) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	$ 16,359	$ 11,398
Current	1,036	808
Non-current	15,323	10,590
Health Care Plan Saude Petrobras AMS [Member]
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	11,661	7,499
Health Care Plan [Member]
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	11,661	7,499
Petros Pension Plan - Renegotiated (PPSP-R) [member]
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	2,734	2,289
Petros Pension Plan - Non-renegotiated (PPSP-NR) [member]
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	946	779
Petros Pension Plan - Renegotiated - Pre-70 (PPSP-R Pre 70) [Member]
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	513	395
Petros Pension Plan - Non-renegotiated - Pre-70 (PPSP-NR Pre 70) [member]
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	501	379
Petros 2 Pension Plan (PP-2) [member]
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	4	57
Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	$ 4,698	$ 3,899